Consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity		Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve		Foreign exchange reserve		Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
At 1 January at Dec. 31, 2017		£ 11,965	£ 4,058		£ 887	£ 10,881	£ 255	£ 227		£ 2,970		£ 17,130	£ (43)		£ 763
Shares issued		84			140
Implementation of IFRS 9 on 1 January 2018							34					(105)
(Loss)/profit attributable to ordinary shareholders and other equity owners												2,159
Equity preference dividends paid												(182)
Paid-in equity dividends paid												(355)
Ordinary dividends paid												(241)
Redemption of equity preference shares (6)	[1]											(2,805)
Unrealised gains/(losses)							97
Realised losses/(gains) (3)	[2]						(42)
Tax							(1)
Amount recognized in equity								(63)
Amount transferred from equity to earnings								(518)
Tax								163
Retranslation of net assets										195
Foreign currency (losses)/gains on hedges of net assets										(33)
Tax										23
Recycled to profit or loss on disposal of businesses (4)	[3]									123
Realised (losses)/gains in period on FVOCI equity shares Gross												6
Remeasurement of the retirement benefit schemes contributions in preparation for ring-fencing (7)	[4]											(2,053)
Remeasurement of the retirement benefit schemes other movements												86
Remeasurement of the retirement benefit schemes, tax												539
Changes in fair value of credit in financial liabilities designated at FVTPL, gross												200
Changes in fair value of credit in financial liabilities designated at FVTPL, tax												(33)
Shares issued under employee share schemes												(2)	87
Share based payments												(32)
Own shares acquired													(65)
Currency translation adjustments and other movements															25			£ (427)
Profit/(loss) attributable to non-controlling interests															(8)
Dividends paid															(5)
Equity withdrawn and disposals (9)															(21)
At 31 December at Dec. 31, 2018		12,049	4,058		1,027	10,881	343	(191)	[2]	3,278	[2]	14,312	(21)	£ 45,736	754	£ 41,182	£ 496	46,490
Shares issued		45			67
Implementation of IFRS 16 on 1 January 2019 (5)	[5]											(187)
(Loss)/profit attributable to ordinary shareholders and other equity owners												3,539
Equity preference dividends paid												(39)
Paid-in equity dividends paid												(367)
Ordinary dividends paid												(3,018)
Unrealised gains/(losses)							(107)
Realised losses/(gains) (3)	[2]						(90)
Tax							(8)
Amount recognized in equity								573
Amount transferred from equity to earnings								(279)
Tax								(68)
Retranslation of net assets										(428)
Foreign currency (losses)/gains on hedges of net assets										83
Tax										(110)
Recycled to profit or loss on disposal of businesses (4)	[3]									(1,480)
Realised (losses)/gains in period on FVOCI equity shares Gross												112
Remeasurement of the retirement benefit schemes other movements												(142)
Remeasurement of the retirement benefit schemes, tax												24
Changes in fair value of credit in financial liabilities designated at FVTPL, gross												(189)
Changes in fair value of credit in financial liabilities designated at FVTPL, tax												20
Shares issued under employee share schemes												(6)	39
Share based payments												(113)
Own shares acquired													(60)
Currency translation adjustments and other movements															(11)			(949)
Profit/(loss) attributable to non-controlling interests															261
Dividends paid															(5)
Equity raised (8)	[6]														45
Equity withdrawn and disposals (9)															(1,035)
At 31 December at Dec. 31, 2019		12,094	4,058		1,094	10,881	138	35	[2]	1,343	[2]	13,946	(42)	43,547	9	38,993	496	43,556	[7]
Shares issued		35			17
Redeemed/reclassified and Redemption/reclassification of paid-in equity (1)			(1,277)	[8]								(355)
Securities issued during the period (2)	[9]		2,218
(Loss)/profit attributable to ordinary shareholders and other equity owners												(372)
Equity preference dividends paid												(26)
Paid-in equity dividends paid												(355)
Unclaimed dividend												2
Unrealised gains/(losses)							76
Realised losses/(gains) (3)	[2]						152
Tax							(6)
Amount recognized in equity								321
Amount transferred from equity to earnings								(50)
Tax								(77)
Retranslation of net assets										297
Foreign currency (losses)/gains on hedges of net assets										(55)
Tax										6
Recycled to profit or loss on disposal of businesses (4)	[3]									17
Realised (losses)/gains in period on FVOCI equity shares Gross												(248)
Remeasurement of the retirement benefit schemes other movements												4
Remeasurement of the retirement benefit schemes, tax												22
Changes in fair value of credit in financial liabilities designated at FVTPL, gross												(52)
Changes in fair value of credit in financial liabilities designated at FVTPL, tax												8
Shares issued under employee share schemes												(11)	95
Share based payments												4
Own shares acquired													(77)
Currency translation adjustments and other movements															17			2,497
Profit/(loss) attributable to non-controlling interests															(62)
At 31 December at Dec. 31, 2020		£ 12,129	£ 4,999		£ 1,111	£ 10,881	£ 360	£ 229	[2]	£ 1,608	[2]	£ 12,567	£ (24)	£ 43,860	£ (36)	£ 38,367	£ 494	£ 43,824

[1]	During 2018, non-cumulative US dollar, Euro and Sterling preference shares were redeemed.
[2]	During the year NWM Plc sold its entire equity holding in Saudi British Bank (SABB) leading to a realised loss of £337 million after tax which was recognised through other comprehensive income and reclassified to retained earnings. Also, following a conversion of Visa B and C preference shares to Visa Class A shares a gain of £125 million has been realised. There has been a corresponding adjustment to the conversion ratio of the Visa B and C preference shares.
[3]	Includes £290 million recycled on completion of the Alawwal bank merger in June 2019 (with a further £48m shown in Tax), £1,102 million recycled on the subsequent liquidation of RFS Holdings B.V. (with a further £65m shown in Tax), and £67m attributable to the capital repayment by UBI DAC in 2019. The Alawwal bank merger resulted in the derecognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at FVOCI. The recycling gains arising from the liquidation of RFS Holdings B.V. and capital repayment by UBI DAC, have been calculated using the step-by-step method in IFRIC 16 ‘Hedges of a Net Investment in a Foreign Operation’ and by reference to the absolute reduction in ownership interest respectively. Amount recycled also includes £2,661 million related to historical hedge relationship taken to non interest income.
[4]	On 17 April 2018 NatWest Group agreed a Memorandum of Understanding (MoU) with the Trustees of the NatWest Group Pension Fund in connection with the requirements of ring-fencing. NWM Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NWB Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NWM Plc made a £53 million contribution to the NWM section in Q1 2019.
[5]	Years ended 31 December 2020 and 31 December 2019 prepared under IFRS 16 Leases. Year ended 31 December 2018 prepared under IAS 17 Leases.
[6]	Capital injection from RFS Holdings B.V. consortium members.
[7]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.
[8]	Paid-in equity reclassified to liabilities as the result of a call of US $2 billion AT1 notes in June 2020, redeemed in August 2020.
[9]	AT1 capital notes totalling US$1.5 billion less fees issued in June 2020. In November 2020 AT1 capital notes totalling £1.0 billion less fees were issued.